Share-Based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Unit Activity
The following tables summarizes the unit activity related to the RSUs and PRSUs during the Predecessor periods as follows:

Predecessor	RSUs	Weighted Average Grant Date Fair Value Per Unit	PRSUs	Weighted Average Grant Date Fair Value Per Unit
Balance as of December 31, 2018	3,525	$5,347	6,492	$2,952

Granted	862	4,578	1,725	4,572
Vested	(1,123)	6,581	—	—
Forfeited	(357)	4,037	(654)	2,626

Balance as of December 31, 2019	2,907	$4,785	7,563	$3,350

Granted	1,990	4,578	5,469	4,572
Vested	(944)	5,374	—	—
Forfeited	(954)	4,491	(3,809)	3,513

Balance as of December 31, 2020	2,999	$4,563	9,223	$4,015

Granted	254	28,875	389	24,420
Vested	(517)	5,459	—	—
Forfeited	(121)	4,527	(567)	2,626

Balance as of June 30, 2021	2,614	$6,741	9,045	$4,888

The following tables summarizes the unit activity related to the RSUs and PRSUs during the Successor six months ended December 31, 2021:

Successor	RSUs (1)	Weighted Average Grant Date Fair Value Per Unit	PRSUs (1)	Weighted Average Grant Date Fair Value Per Unit
Balance as of July 1, 2021	854,764	$9.91	7,816,743	$9.56

Granted	9,475,330	12.60	9,107,424	12.63
Vested	(3,014,054)	12.62	—	—
Forfeited	(167,624)	12.64	(181,054)	12.51

Balance as of December 31, 2021	7,148,416	$12.27	16,743,113	$11.20

(1)	These share totals include both unvested shares and restricted stock units.